Shareholders' Equity (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Number of options
Exercisable at end of period	22,274	[1]
Weighted-average exercise price
Exercisable at end of period	$ 14.65
Weighted- average remaining contractual term (in years)
Exercisable at end of period	5 months 1 day
Stock Option [Member]
Number of options
Number of options outstanding, Beginning of period	144,726
Granted	16,125
Exercised
Cancelled	(24,595)
Number of options outstanding, End of period	136,256		144,726
Vested and expected to vest	58,982
Exercisable at end of period	136,256
Weighted-average exercise price
Weighted-average exercise price outstanding, Beginning of period	$ 14.8
Weighted-average exercise price outstanding, End of period	$ 9.62		$ 14.8
Vested and expected to vest	$ 16.64
Exercisable at end of period	$ 9.62
Weighted- average remaining contractual term (in years)
Outstanding, End of period	3 years 6 months 11 days		3 years 9 months 18 days
Vested and expected to vest	3 years 4 days
Exercisable at end of period	3 years 6 months 11 days
Aggregate intrinsic value
Aggregate intrinsic value outstanding, Beginning of period	$ 378
Aggregate intrinsic value outstanding, End of period			378
Vested and expected to vest
Exercisable at end of period

[1]	All warrants are exercisable as of December 31, 2014